Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2014
Fnma Gnma Fhlmc Vie [Member]
Schedule Of Variable Interest Entities Text Block
(In thousands)	2014	2013
Assets
Servicing assets:
Mortgage servicing rights	$103,828	$113,437
Total servicing assets	$103,828	$113,437
Other assets:
Servicing advances	$8,974	$1,416
Total other assets	$8,974	$1,416
Total assets	$112,802	$114,853
Maximum exposure to loss	$112,802	$114,853

Prlp2011 Holdings Llc Joint Venture [Member]
Schedule Of Variable Interest Entities Text Block
(In thousands)	2014	2013
Assets
Loans held-in-portfolio:
Acquisition loan	$-	$3,233
Working capital line advances	426	390
Advance facility advances	4,226	16,024
Total loans held-in-portfolio	$4,652	$19,647
Accrued interest receivable	$22	$65
Other assets:
Investment in PRLP 2011 Holdings LLC	$23,650	$26,596
Total assets	$28,324	$46,308
Deposits	$(2,685)	$(3,621)
Total liabilities	$(2,685)	$(3,621)
Total net assets	$25,639	$42,687
Maximum exposure to loss	$25,639	$42,687

PR Asset Portfolio 2013-1 International, LLC [Member]
Schedule Of Variable Interest Entities Text Block
(In thousands)	December 31, 2014	December 31, 2013
Assets
Loans held-in-portfolio:
Acquisition loan	$97,193	$157,660
Advances under the working capital line	990	1,196
Advances under the advance facility	12,460	1,427
Total loans held-in-portfolio	$110,643	$160,283
Accrued interest receivable	$314	$436
Other assets:
Investment in PR Asset Portfolio 2013-1 International, LLC	$31,374	$30,478
Total assets	$142,331	$191,197
Deposits	$(12,960)	$(20,808)
Total liabilities	$(12,960)	$(20,808)
Total net assets	$129,371	$170,389
Maximum exposure to loss	$129,371	$170,389